Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Numerator
Net loss	$ (34,945)	$ (16,705)
Net loss attributable to ordinary shareholders—basic and diluted	$ (34,945)	$ (16,705)
Denominator
Weighted average ordinary shares outstanding—basic and diluted	35,655,443	9,010,843
Net loss per share—basic and diluted	$ (0.98)	$ (1.85)